UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2025

TappAlpha SPY Growth & Daily Income ETF

ITEM 1.(a).  Reports to Stockholders.

TappAlpha SPY Growth & Daily Income ETF Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2025 TappAlpha SPY Growth & Daily Income ETF ticker: TSPY (Listed on the NASDAQ Stock Market®)

This semi-annual shareholder report contains important information about the TappAlpha SPY Growth & Daily Income ETF for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.tappalphafunds.com. You can also contact us at (844) 403-2888.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TappAlpha SPY Growth & Daily Income ETF	$34	0.68%¹
¹	Annualized.

Sector Breakdown

I

Top Holdings
SPDR S&P 500 ETF Trust	99.58%
First American Government Obligations Fund - Institutional Class	0.07%
S&P 500® Index Options	(0.00%)²
²	Less than 0.005%.

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.tappalphafunds.com.

Key Fund Statistics

(as of June 30, 2025)

Fund Net Assets	$38,053,509
Number of Holdings	3
Total Advisory Fee Paid	$82,816
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

ITEM 1.(b).

Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

TappAlpha SPY Growth &
Daily Income ETF

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Six Months Ended June 30, 2025 (unaudited)

TappAlpha SPY Growth & Daily Income ETF

Schedule of InvestmentsJune 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2025

		Shares	Value
99.58%	EXCHANGE TRADED FUNDS
	SPDR S&P 500 ETF Trust(A)	61,332	$37,893,976

99.58%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $36,198,601)		37,893,976

0.07%	MONEY MARKET FUND
	First American Government Obligations Fund - Institutional Class 4.25%(B)
	(Cost: $24,886)	24,886	24,886

99.65%	TOTAL INVESTMENTS		37,918,862
	(Cost: $36,223,487)
0.35%	Other assets, net of liabilities		134,647
100.00%	NET ASSETS		$38,053,509

(A)All or a portion of the security is held as collateral for options written.

(B)Effective 7 day yield as of June 30, 2025.

TappAlpha SPY Growth & Daily Income ETF

Schedule of Options WrittenJune 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2025

0.00%(A)	OPTIONS WRITTEN(B)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.00%(A)	CALL OPTIONS
	S&P 500® Index	(59)	$(36,609,205)	$6,220	06/30/25	$(295)
(Premiums Received: $(14,099))

0.00%(A)	TOTAL OPTIONS WRITTEN					$ (295)
(Premiums Received: $(14,099))

(A)Less than 0.005%.

(B)Non-income producing.

TappAlpha SPY Growth & Daily Income ETF

Statement of Assets and LiabilitiesJune 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2025

ASSETS
Investments at value(1) (Note 1)	$37,918,862
Cash	17,792
Cash at broker	33,071
Receivable for capital stock sold	727,839
Dividends recievable	103,969
TOTAL ASSETS	38,801,533

LIABILITIES
Options written at value(2) (Note 1)	295
Payable for securities purchased	728,445
Accrued advisory fees	19,284
TOTAL LIABILITIES	748,024
NET ASSETS	$38,053,509

Net Assets Consist of:
Paid-in capital	$38,491,808
Distributable earnings (accumulated deficits)	(438,299)
Net Assets	$38,053,509

NET ASSET VALUE PER SHARE
Net Assets	$38,053,509
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,560,000
Net Asset Value and Offering Price Per Share	$24.39

(1) Identified cost of	$36,223,487
(2) Premiums received of	$14,099

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2025

TappAlpha SPY Growth & Daily Income ETF

Statement of OperationsSix Months Ended June 30, 2025 (unaudited)

INVESTMENT INCOME
Dividend income	$193,494
Interest	2,503
Total investment income	195,997

EXPENSES
Investment advisory fees (Note 2)	82,816

Net expenses	82,816

Net investment income (loss)	113,181

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	694
Net realized gain (loss) on options written	(516,979)

Net realized gain (loss) on investments and options written	(516,285)

Net change in unrealized appreciation (depreciation) of investments	1,575,644
Net change in unrealized appreciation (depreciation) of options written	13,804

Net change in unrealized appreciation (depreciation) of investments and options written	1,589,448

Net realized and unrealized gain (loss) on investments and options written	1,076,655

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,186,344

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2025

TappAlpha SPY Growth & Daily Income ETF

Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (unaudited)	Period Ended December 31, 2024*
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$113,181	$36,096
Net realized gain (loss) on investments and options written	(516,285)	(67,649)
Net change in unrealized appreciation (depreciation) of investments and options written	1,589,448	119,731
Increase (decrease) in net assets from operations	1,186,344	88,178

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(1,676,724)	(36,096)
Return of capital	—	(174,458)
Decrease in net assets from distributions	(1,676,724)	(210,554)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	37,715,505	13,899,246
Shares redeemed	(12,948,486)	—
Increase (decrease) in net assets from capital stock transactions	24,767,019	13,899,246

NET ASSETS
Increase (decrease) during period	24,276,639	13,776,870
Beginning of period	13,776,870	—
End of period	$38,053,509	$13,776,870

*The Fund commenced operations on August 15, 2024.

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2025

TappAlpha SPY Growth & Daily Income ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six Months Ended June 30, 2025 (unaudited)	Period Ended December 31, 2024*
Net asset value, beginning of period	$25.05	$24.00
Investment activities
Net investment income (loss)(1)	0.11	0.16
Net realized and unrealized gain (loss) on investments	0.95	1.76
Total from investment activities	1.06	1.92
Distributions
Net investment income	(1.72)	(0.02)
Return of capital	—	(0.72)
Total distributions	(1.72)	(0.87)
Net asset value, end of period	$24.39	$25.05

Total Return(2)	4.52%	7.95%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	0.68%	0.68%
Net investment income (loss)	0.93%	1.66%
Portfolio turnover rate(2)(4)	0.00%	0.00%
Net assets, end of period (000’s)	$38,054	$13,777

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(3)Ratios to average net assets have been annualized.

(4)Portfolio turnover rate is zero due to the Fund not purchasing any long-term securities during the period.

*The Fund commenced operations on August 15, 2024.

FINANCIAL STATEMENTS | June 30, 2025

TappAlpha SPY Growth & Daily Income ETF

Notes to Financial StatementsJune 30, 2025 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The TappAlpha SPY Growth & Daily Income ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on August 15, 2024.

The Fund’s investment objective is to seek current income while maintaining prospects for capital appreciation. The Fund’s secondary investment objective is to seek exposure to the performance of the SPDR S&P 500® ETF Trust (“SPY”), subject to a limit on potential investment gains.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by Tapp Finance, Inc. d/b/a TappAlpha (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-today management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be

FINANCIAL STATEMENTS | June 30, 2025

TappAlpha SPY Growth & Daily Income ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | June 30, 2025

TappAlpha SPY Growth & Daily Income ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of June 30, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Exchange Traded Fund	$37,893,976	$—	$—	$37,893,976
Money Market Fund	24,886	—	—	24,886
	$37,918,862	$—	$—	$37,918,862

Liabilities
Call Options Written	$(295)	$—	$—	$(295)
	$(295)	$—	$—	$(295)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the six months ended June 30, 2025.

Cash at Brokers

Cash at brokers is held as collateral for options written. As of June 30, 2025, $33,071 were cash deposits with a broker.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS | June 30, 2025

TappAlpha SPY Growth & Daily Income ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended June 30, 2025, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to U.S. Bank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor

FINANCIAL STATEMENTS | June 30, 2025

TappAlpha SPY Growth & Daily Income ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
TappAlpha SPY Growth & Daily Income ETF	10,000	$300	$243,900

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and

FINANCIAL STATEMENTS | June 30, 2025

TappAlpha SPY Growth & Daily Income ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Derivatives

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a call option strategy that combines a long position in SPY, an exchange-traded fund designed to track the performance of the S&P 500® Index, with short positions in certain call options. The strategy is a daily covered call option strategy that sells “out of the money” call options with zero days to expiration each day, known as a “daily call”. Daily call options having zero days to expiration are also known as “0DTE” options. In general, an option is a contract that gives the purchaser of the option, in return for a premium, the right to buy from the seller (writer) of the option the security underlying the option at a specified exercise price (the “strike price”) at a specified expiration date. Through this call option strategy, the Fund sells or “writes” exchange-traded call options to generate income from option premiums. These may include but are not limited to selling call options on SPY, or selling call options on the S&P 500 Index (“SPX”) or selling Cboe Mini-SPX Index call options (“XSP”). XSP options are designed to track the S&P 500 Index but trade at a smaller size compared to a standard SPX options contract.

The following are the derivatives held by the Fund on June 30, 2025:

Derivative	Fair Value Liability Derivatives
Call Options Written	$(295)

*Statement of Assets and Liabilities location: Options written at value.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended June 30, 2025, is as follows:

Derivative	Realized Gain (Loss) On Derivatives*	Change in Unrealized Appreciation (Depreciation) of Derivatives**
Call Options Written	$(516,979)	$13,804

*Statement of Operations location: Net realized gain (loss) on options written.

**Statement of Operations location: Net change in unrealized appreciation (depreciation) on options written.

FINANCIAL STATEMENTS | June 30, 2025

TappAlpha SPY Growth & Daily Income ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

The following indicates the average monthly volume for the period:

Average notional value of:
Call Options Written	$(13,762,618)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Board. In addition, the Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.68%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

FINANCIAL STATEMENTS | June 30, 2025

TappAlpha SPY Growth & Daily Income ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

The Advisor has retained Tuttle Capital Management, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor assists the Advisor in providing day-to-day management of the Fund’s portfolios.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at an annual rate of 0.04%, subject to a $18,000 annual minimum fee.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian and Transfer Agent

U.S. Bank N.A. serves as the Fund’s Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee, The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

FINANCIAL STATEMENTS | June 30, 2025

TappAlpha SPY Growth & Daily Income ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the six months ended June 30, 2025, were as follows:

Purchases	Sales
$ —	$2,076,170

The costs of purchases and sales of in-kind transactions associated with creations for the six months ended June 30, 2025, were as follows:

Purchases	Sales	Realized Gain (Loss)
$37,539,068	$12,754,077	$26,935

FINANCIAL STATEMENTS | June 30, 2025

TappAlpha SPY Growth & Daily Income ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The tax character of distributions paid during the six months ended June 30, 2025 and period ended December 31, 2024, were as follows:

Distributions paid from:	Six Months Ended June 30, 2025	Period Ended December 31, 2024
Ordinary income	$1,676,724	$36,096
Return of capital	—	174,458
	$1,676,724	$210,554

As of June 30, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$(1,631,193)
Accumulated net realized gain (loss) on investments	(516,285)
Net unrealized appreciation (depreciation) on investments	1,709,179
$(438,299)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$36,209,388	$1,709,179	$—	$1,709,179

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NASDAQ Stock Market® and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem

FINANCIAL STATEMENTS | June 30, 2025

TappAlpha SPY Growth & Daily Income ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Six Months Ended June 30, 2025	Period Ended December 31, 2024
Shares sold	1,610,000	550,000
Shares redeemed	(600,000)	—
Net increase (decrease)	1,010,000	550,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

FINANCIAL STATEMENTS | June 30, 2025

TappAlpha SPY Growth & Daily Income ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | June 30, 2025

TappAlpha SPY Growth & Daily Income ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because Tapp Finance, Inc. d/b/a TappAlpha (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR - Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 4, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Office
Date: September 4, 2025

* Print the name and title of each signing officer under his or her signature.